SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table summarizes the activity related to the Company’s Accounts Receivable allowance for doubtful accounts for the nine months ended September 30, 2023 and 2022:

	For the nine Months ended September 30,
	2023	2022

Beginning balance	$272,550	$213,787
Provision for bad debts	62,100	115,495
Acquisition of subsidiary	-	185,561
Recoveries/Write offs	(72,350)	-
Effect of translation	(14,547)	(31,497)
Ending balance	$247,753	$483,346

The following table summarizes the activity related to the Company’s Accounts Receivable allowance for doubtful accounts for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021

Beginning balance	$213,787	$148,520
Additions*	196,164	124,242
Provisions for bad debt	45,953	-
Recoveries/Write offs	(165,227)	(63,076)
Effect of translation	(18,127)	4,101
Ending balance	$272,550	$213,787

*	Due to the acquisition of subsidiaries during the years ended December 31, 2022 and 2021

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES
Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

Office furniture	5 years
Electronic equipment	2-3 years
Machinery	3 years
Leasehold improvements	3 years
Vehicles	5 years

SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS

During the year ended December 31, 2021, the Company had two major customers that accounted for over 10% of its total revenue.

Customer	Net sales for the year ended December 31, 2021	% of total revenue
A(1)	$1,286,792	42%
B	658,018	21%

During the year ended December 31, 2022, the Company had three major suppliers that accounted for over 10% of its total purchases.

Supplier	Net purchases for the year ended December 31, 2022	% of total purchase
C	$189,150	14%
D (2)	149,806	11%

During the year ended December 31, 2021, the Company had one major supplier accounted for over 10% of its total purchase.

Supplier	Net purchases for the year ended December 31, 2021	% of total purchase
E	$233,187	40%

(1)	Represented advertising revenues from this customer during the year ended December 31, 2021. The Company also purchased inventory from this customer in year ended December 31, 2021.
(2)	The Company purchased inventory from this supplier, Runcangsheng, in the year ended December 31, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 17).

SCHEDULE OF SEGMENTS INFORMATION

The following table shows the Company’s operations by business segment for the three months ended September 30, 2023 and 2022.

	For the Three Months Ended September 30,
	2023	2022
Net revenue
Products	$208,699	$338,327
Pharmacies	273,416	164,735
Hotel	169,462	169,724
Manufacture and sale	415,342	-
Total revenues, net	$1,066,919	$672,786

Operating costs and expenses
Products
Cost of goods sold	$67,709	$90,391
Operating expenses	421,417	301,624
Pharmacies
Cost of goods sold	126,459	124,992
Operating expenses	115,006	144,164
Hotel
Hotel operating costs	447,419	404,322
Operating expenses	61,859	141,197
Manufacture and sale
Cost of goods sold	315,555	-
Operating expenses	246,750	-
Total operating costs and expenses	$1,802,174	$1,206,690

Income (loss) from operations
Products	$(280,427)	$(53,688)
Pharmacies	31,951	(104,421)
Hotel	(339,816)	(375,795)
Manufacture and sale	(146,963)	-
Loss from operations	$(735,255)	$(533,904)

The following table shows the Company’s operations by business segment for the nine months ended September 30, 2023 and 2022.

	For the Nine Months Ended September 30,
	2023	2022
Net revenue
Products	$1,064,668	$371,016
Pharmacies	802,118	517,674
Hotel	892,409	623,661
Manufacture and sale	538,494	-
Total revenues, net	$3,297,689	$1,512,351

Operating costs and expenses
Products
Cost of goods sold	$367,237	$98,809
Operating expenses	1,249,461	961,885
Pharmacies
Cost of goods sold	446,967	395,096
Operating expenses	361,200	467,315
Hotel
Hotel operating costs	1,387,993	1,334,041
Operating expenses	106,219	300,501
Manufacture and sale
Cost of goods sold	322,207	-
Operating expenses	448,398	-
Total operating costs and expenses	$4,689,682	$3,557,647

Loss from operations
Products	$(552,030)	$(689,678)
Pharmacies	(6,049)	(344,737)
Hotel	(601,803)	(1,010,881)
Manufacture and sale	(232,111)	-
Loss from operations	$(1,391,993)	$(2,045,296)

Segment assets	As of September 30, 2023	As of December 31, 2022
Products	$288,375	$410,754
Pharmacies	726,904	758,675
Hotel	449,903	970,385
Manufacture and sale	2,814,895	2,911,070
Total assets	$4,280,077	$5,050,884

The following table shows the Company’s operations by business segment for the year ended December 31, 2022 and 2021. Revenues and expenses for the Pharmacies, Hotel and Manufacture and sale segments commenced as of the respective dates of the completion of their acquisitions:

	For the Years Ended December 31,
	2022	2021
Net revenue
Advertising and products	$823,930	$2,406,988
Pharmacies	789,347	280,447
Hotel	856,884	378,798
Manufacture and sale	238,399	-
Total revenues, net	$2,708,560	$3,066,233

Operating costs and expenses
Advertising and products
Cost of goods sold	$171,345	$316,750
Operating expenses	1,526,246	1,344,543
Pharmacies
Cost of goods sold	578,092	218,735
Operating expenses	622,835	252,513
Hotel
Hotel operating costs	1,739,948	744,594
Operating expenses	310,902	216,036
Manufacture and sale
Cost of goods sold	353,723	-
Operating expense	(25,072)	-
Total operating costs and expenses	$5,278,019	$3,093,171

(Loss) income from operations
Advertising and products	$(873,661)	$745,695
Pharmacies	(411,580)	(190,801)
Hotel	(1,193,966)	(581,832)
Manufacture and Sale	(90,252)	-
(Loss) income from operations	$(2,569,459)	$(26,938)

Segment assets	As of December 31, 2022	As of December 31, 2021
Advertising and products	$410,754	$8,914,211
Pharmacies	758,675	931,706
Hotel	970,385	1,814,429
Manufacture and sale	2,911,070	-
Total assets	$5,050,884	$11,660,346